Financial Instruments (Details 4) - Interest Rate Risk And Monetary Variation [Member] R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	R$ (14,455,226)
Financial liabilities, projected probable	(1,363,618)
Financial liabilities, projected scenario 1	(1,704,522)
Financial liabilities, projected scenario 2	(2,045,427)
Loans And Financing Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(751,673)
Financial liabilities, projected probable	(93,959)
Financial liabilities, projected scenario 1	(117,449)
Financial liabilities, projected scenario 2	(140,939)
Banco Itau [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(1,037,946)
Financial liabilities, projected probable	(129,743)
Financial liabilities, projected scenario 1	(162,179)
Financial liabilities, projected scenario 2	(194,615)
Loans And Financing B N D E S 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(1,712,943)
Financial liabilities, projected probable	(120,787)
Financial liabilities, projected scenario 1	(150,983)
Financial liabilities, projected scenario 2	(181,180)
Loans And Financing B N D E S [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(389,801)
Financial liabilities, projected probable	(22,530)
Financial liabilities, projected scenario 1	(28,163)
Financial liabilities, projected scenario 2	(33,796)
Promissory Notes Banco Do Nordeste [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(718,835)
Financial liabilities, projected probable	(41,549)
Financial liabilities, projected scenario 1	(51,936)
Financial liabilities, projected scenario 2	(62,323)
Promissory Notes Banco Do Brasil Distribution Of Funds From B N D E S [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(60,720)
Financial liabilities, projected probable	(4,282)
Financial liabilities, projected scenario 1	(5,352)
Financial liabilities, projected scenario 2	(6,422)
Promissory Notes Other [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(23,039)
Financial liabilities, projected probable
Financial liabilities, projected scenario 1
Financial liabilities, projected scenario 2
Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(4,953,884)
Financial liabilities, projected probable	(619,235)
Financial liabilities, projected scenario 1	(774,044)
Financial liabilities, projected scenario 2	(928,853)
Debentures One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(2,841,725)
Financial liabilities, projected probable	(164,252)
Financial liabilities, projected scenario 1	(205,315)
Financial liabilities, projected scenario 2	(246,378)
Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(91,468)
Financial liabilities, projected probable	(6,450)
Financial liabilities, projected scenario 1	(8,062)
Financial liabilities, projected scenario 2	(9,675)
Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(483,255)
Financial liabilities, projected probable	(60,407)
Financial liabilities, projected scenario 1	(75,509)
Financial liabilities, projected scenario 2	(90,610)
I C M S Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(48,320)
Financial liabilities, projected probable	(6,040)
Financial liabilities, projected scenario 1	(7,550)
Financial liabilities, projected scenario 2	(9,060)
Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(404,075)
Financial liabilities, projected probable	(50,509)
Financial liabilities, projected scenario 1	(63,137)
Financial liabilities, projected scenario 2	(75,764)
Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(874,187)
Financial liabilities, projected probable	(40,213)
Financial liabilities, projected scenario 1	(50,266)
Financial liabilities, projected scenario 2	(60,319)
Payable Related To Concession One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(63,355)
Financial liabilities, projected probable	(3,662)
Financial liabilities, projected scenario 1	(4,577)
Financial liabilities, projected scenario 2	(5,493)
Bonds And Securities One [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	431,056
Financial assets, projected probable	53,883
Financial assets, projected scenario 1	40,433
Financial assets, projected scenario 2	26,942
Collaterals And Escrow Accounts [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	157
Financial assets, projected probable	19
Financial assets, projected scenario 1	14
Financial assets, projected scenario 2	10
Sectorial financial assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	381,398
Financial assets, projected probable	47,675
Financial assets, projected scenario 1	35,756
Financial assets, projected scenario 2	23,837
Accounts Receivable Related To The Concession [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	2,209,651
Financial assets, projected probable	127,718
Financial assets, projected scenario 1	95,788
Financial assets, projected scenario 2	63,859
Accounts Receivable Related To Generation Concession [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	68,642	[1]
Financial assets, projected probable		[1]
Financial assets, projected scenario 1		[1]
Financial assets, projected scenario 2		[1]
Financial Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	3,090,904
Financial assets, projected probable	229,295
Financial assets, projected scenario 1	171,991
Financial assets, projected scenario 2	R$ 114,648

[1]	Risk assessment still requires ruling by the Concession grantor.